Lease liabilities - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease liabilities [abstract]
Financial expenses resulting from lease contracts	$ 71	$ 77	$ 75
Financial expenses on leases included in Financial Accreation	61	64	61
Financial expenses on leases capitalized in Property, plant and equipment	10	13	14
Total charges recorded in comprehensive income and capitalizations	$ 187	$ 242	$ 238